INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                  June 30, 1999
                                   (Unaudited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
                 06/30/99

ASSETS


Investments at Market Value (Notes 1 and 2):
Portfolios of Putnam Variable Trust:

Putnam Variable Trust Money Market

1,221,829 qualified shares              (Cost $1,221,829)           $1,221,829
2,156,620 non-qualified shares          (Cost $2,156,620)            2,156,620

Putnam Variable Trust Income Fund (formerly U.S. Government and
High Quality Bond)

207,092 qualified shares                (Cost $2,809,252)            2,592,795
464,651 non-qualified shares            (Cost $6,132,721)            5,817,429

Putnam Variable Trust Growth and Income

662,847 qualified shares                (Cost $15,476,655)          19,341,872
 83,524 shares owned by Investors Life  (Cost $1,950,193)            2,437,243
327,373 non-qualified shares            (Cost $7,483,116)            9,552,727
 83,704 shares owned by Investors Life  (Cost $1,913,320)            2,442,489

Putnam Variable Trust Voyager

16,684 qualified shares                 (Cost $491,297)                800,138
45,519 shares owned by Investors Life   (Cost $1,340,460)            2,183,104
15,685 non-qualified shares             (Cost $456,958)                752,227
45,466 shares owned by Investors Life   (Cost $1,324,636)            2,180,557

Total Assets                                                       $51,479,030

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Putnam Variable Trust Money Market

537,945 qualified accumulation
        units outstanding               ($2.2712890 Per Unit)       $1,221,829
956,308 non-qualified accumulation
        units outstanding               ($2.2551524 Per Unit)        2,156,620

Putnam Variable Trust Income Fund (formerly U.S. Government and
High Quality Bond)

  730,839 qualified accumulation
           units outstanding            ($3.5476966 Per Unit)        2,592,795
1,659,354 non-qualified accumulation
           units outstanding            ($3.5058399 Per Unit)        5,817,429

Putnam Variable Trust Growth and Income

2,027,456 qualified accumulation
           units outstanding            ($9.5399712 Per Unit)       19,341,872
  255,477 Investors Life equity         ($9.5399712 Per Unit)        2,437,243
1,167,194 non-qualified accumulation
           units outstanding            ($8.1843522 Per Unit)        9,552,727
  298,434 Investors Life equity         ($8.1843522 Per Unit)        2,442,489

Putnam Variable Trust Voyager

183,257 qualified accumulation
        units outstanding               ($4.3662072 Per Unit)          800,138
500,000 Investors Life equity           ($4.3662072 Per Unit)        2,183,104
172,485 non-qualified accumulation
        units outstanding               ($4.3611136 Per Unit)          752,227
500,000 Investors Life equity           ($4.3611136 Per Unit)        2,180,557

Contract Owners' Equity                                            $51,479,030

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
Period Ended June 30, 1999

                                                  Putnam             Putnam
                                              Variable Trust     Variable Trust
                                                   Money             Money
                                                  Market             Market
                                                 Qualified        Non-Qualified
Investment Income:
Dividends                                         $28,263          $48,713
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                     7,710           12,731

Investment income - net                            20,553           35,982

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                 0                0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      132,353           40,637
Cost of shares sold                               132,353           40,637

Net realized gain on investments                        0                0

Net unrealized gain (loss) on investments               0                0
Net realized and unrealized
gain (loss) on investments                              0                0

Net Increase (Decrease) in Net Assets
from Investment Operations                        $20,553          $35,982




                                          Putnam Variable      Putnam Variable
                                          Trust Income Fund   Trust Income Fund
                                          (formerly U.S.        (formerly U.S.
                                           Gov't and              Gov't and
                                         High Quality Bond)   High Quality Bond)
                                             Qualified           Non-Qualified
Investment Income:
Dividends                                    $171,708              $383,277
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                16,005                36,110

Investment income - net                       155,703               347,167

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions        15,104                33,714

Net realized gain (loss) on investments:
Proceeds from sale of shares                  164,541               471,136
Cost of shares sold                           151,332               426,247

Net realized gain on investments               13,209                44,889

Net unrealized gain (loss) on investments    (255,969)             (586,348)
Net realized and unrealized
gain (loss) on investments                   (227,656)             (507,745)

Net Increase (Decrease) in Net Assets
from Investment Operations                   ($71,953)            ($160,578)

The accompanying notes are an integral part of these financial statements

                                            Putnam Variable     Putnam Variable
                                             Trust  Growth       Trust  Growth
                                               and Income         and Income
                                              Qualified*         Non-Qualified*
Investment Income:
Dividends                                       $526,077          $279,419
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                  129,337            68,952

Investment income - net                          396,740           210,467

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions        1,232,297           654,519

Net realized gain (loss) on investments:
Proceeds from sale of shares                   2,127,087           765,448
Cost of shares sold                            1,268,615           460,326

Net realized gain on investments                 858,472           305,122

Net unrealized gain (loss) on investments       (412,026)          (73,243)
Net realized and unrealized
gain (loss) on investments                     1,678,743           886,398

Net Increase (Decrease) in Net Assets
from Investment Operations                    $2,075,483        $1,096,865



                                                  Putnam             Putnam
                                               Variable Trust     Variable Trust
                                                  Voyager            Voyager
                                                Qualified *      Non-Qualified *
Investment Income:
Dividends                                          $3,042             $2,913
Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                    16,868             16,119

Investment income - net                           (13,826)           (13,206)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions           243,942            233,561

Net realized gain (loss) on investments:
Proceeds from sale of shares                      165,172             43,417
Cost of shares sold                                84,756             21,500

Net realized gain on investments                   80,416             21,917

Net unrealized gain (loss) on investments          57,612            115,869
Net realized and unrealized
gain (loss) on investments                        381,970            371,347

Net Increase (Decrease) in Net Assets
from Investment Operations                       $368,144           $358,141

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Period Ended June 30, 1999

                                                 Putnam               Putnam
                                             Variable Trust       Variable Trust
                                                 Money                Money
                                                 Market               Market
                                               Qualified          Non-Qualified
Investment Operations:
Investment income-net                             $20,553           $35,982
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments                 0                 0
Net unrealized gain (loss) on investments               0                 0
Net increase (decrease) in net assets
from investment operations                         20,553            35,982

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                           1,674                56
Net contract surrenders
and transfers out (Note 3)                       (121,956)           (3,536)
Benefit payments to annuitants                     (4,008)          (24,427)
Net increase (decrease)
from accumulation unit transactions              (124,290)          (27,907)

Net Increase (Decrease) in Net Assets            (103,737)            8,075

Net assets at December 31, 1998                 1,325,566         2,148,545

Net assets at June 30, 1999                    $1,221,829            $2,156,620



                                          Putnam Variable       Putnam Variable
                                          Trust Income Fund    Trust Income Fund
                                           (formerly US          (formerly US
                                             Gov't and            Gov't and
                                          High Quality Bond)  High Quality Bond)
                                             Qualified           Non-Qualified
Investment Operations:
Investment income-net                         $155,703           $347,167
Realized capital gain distributions             15,104             33,714
Net realized gain (loss) on investments         13,209             44,889
Net unrealized gain (loss) on investment      (255,969)          (586,348)
Net increase (decrease) in net assets
from investment operations                     (71,953)          (160,578)

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                        1,003                268
Net contract surrenders
and transfers out (Note 3)                    (140,864)          (400,258)
Benefit payments to annuitants                  (8,583)           (35,036)
Net increase (decrease)
from accumulation unit transactions           (148,444)          (435,026)

Net Increase (Decrease) in Net Assets          (220,397)         (595,604)

Net assets at December 31, 1998              2,813,192          6,413,033

Net assets at June 30, 1999                 $2,592,795         $5,817,429

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

                                            Putnam Variable      Putnam Variable
                                             Trust  Growth        Trust  Growth
                                               and Income           and Income
                                               Qualified*         Non-Qualified*
Investment Operations:
Investment income-net                           $396,740            $210,467
Realized capital gain distributions            1,232,297             654,519
Net realized gain (loss) on investments          858,472             305,122
Net unrealized gain (loss) on investments       (412,026)            (73,243)
Net increase (decrease) in net assets
from investment operations                     2,075,483           1,096,865

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                         80,669                 336
Net contract surrenders
and transfers out (Note 3)                    (1,988,910)           (627,439)
Benefit payments to annuitants                   (50,075)            (69,392)
Net increase (decrease)
from accumulation unit transactions           (1,958,316)           (696,495)

Net Increase (Decrease) in Net Assets            117,167             400,370

Net assets at December 31, 1998               21,661,948          11,594,846

Net assets at June 30, 1999                  $21,779,115         $11,995,216

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

                                                 Putnam              Putnam
                                              Variable Trust      Variable Trust
                                                 Voyager             Voyager
                                               Qualified *       Non-Qualified *
Investment Operations:
Investment income-net                            ($13,826)          ($13,206)
Realized capital gain distributions               243,942            233,561
Net realized gain (loss) on investments            80,416             21,917
Net unrealized gain (loss) on investments          57,612            115,869
Net increase (decrease) in net assets
from investment operations                        368,144            358,141


Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                          31,126                200
Net contract surrenders
and transfers out (Note 3)                       (150,700)           (27,499)
Benefit payments to annuitants                     (4,523)                 0
Net increase (decrease)
from accumulation unit transactions              (124,097)           (27,299)

Net Increase (Decrease) in Net Assets             244,047            330,842

Net assets at December 31, 1998                 2,739,195          2,601,942

Net assets at June 30, 1999                    $2,983,242         $2,932,784

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1998

                                                 Putnam               Putnam
                                             Variable Trust       Variable Trust
                                                 Money                Money
                                                 Market               Market
                                               Qualified          Non-Qualified
Investment Operations:
Investment income-net                             $56,991            $92,738
Realized capital gain distributions                     0                  0
Net realized gain (loss) on investments                 0                  0
Net unrealized gain (loss) on investments               0                  0
Net increase (decrease) in net assets
from investment operations                         56,991             92,738

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                         198,798            436,426
Net contract surrenders
and transfers out (Note 3)                       (394,261)          (618,288)
Benefit payments to annuitants                     (7,075)           (34,277)
Net increase (decrease)
from accumulation unit transactions              (202,538)          (216,139)

Net Increase (Decrease) in Net Assets            (145,547)          (123,401)

Net assets at December 31, 1997                 1,471,113          2,271,946

Net assets at December 31, 1998                $1,325,566         $2,148,545



                                           Putnam Variable      Putnam Variable
                                           Trust U.S. Gov't     Trust U.S. Gov't
                                           and High Quality     and High Quality
                                                 Bond                Bond
                                              Qualified*        Non-Qualified*
Investment Operations:
Investment income-net                           $126,862            $285,132
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments           73,516              72,798
Net unrealized gain (loss) on investments         (3,021)             81,679
Net increase (decrease) in net assets
from investment operations                       197,357             439,609

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                        119,096              15,992
Net contract surrenders
and transfers out (Note 3)                       (614,443)          (612,664)
Benefit payments to annuitants                   (23,515)            (99,141)
Net increase (decrease)
from accumulation unit transactions             (518,862)           (695,813)

Net Increase (Decrease) in Net Assets           (321,505)           (256,204)

Net assets at December 31, 1997                3,134,697           6,669,237

Net assets at December 31, 1998               $2,813,192          $6,413,033

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

                                           Putnam Variable      Putnam Variable
                                            Trust  Growth        Trust  Growth
                                              and Income           and Income
                                              Qualified*         Non-Qualified*
Investment Operations:
Investment income-net                            $568,935            $314,487
Realized capital gain distributions             1,899,116           1,038,467
Net realized gain (loss) on investments         1,168,549             632,438
Net unrealized gain (loss) on investments        (842,800)           (471,025)
Net increase (decrease) in net assets
from investment operations                      2,793,800           1,514,367

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                         217,936             261,081
Net contract surrenders
and transfers out (Note 3)                     (2,719,592)         (1,493,533)
Benefit payments to annuitants                   (106,044)           (128,522)
Net increase (decrease)
from accumulation unit transactions            (2,607,700)         (1,360,974)

Net Increase (Decrease) in Net Assets             186,100             153,393

Net assets at December 31, 1997                21,475,848          11,441,453

Net assets at December 31, 1998               $21,661,948         $11,594,846


                                                 Putnam               Putnam
                                             Variable Trust       Variable Trust
                                                Voyager              Voyager
                                              Qualified *        Non-Qualified *
Investment Operations:
Investment income-net                           ($23,657)            ($20,804)
Realized capital gain distributions              141,877              126,718
Net realized gain (loss) on investments           99,378               76,938
Net unrealized gain (loss) on investments        292,657              302,163
Net increase (decrease) in net assets
from investment operations                       510,255              485,015

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                         33,436              229,908
Net contract surrenders
and transfers out (Note 3)                      (106,935)            (148,405)
Benefit payments to annuitants                    (3,988)                   0
Net increase (decrease)
from accumulation unit transactions               (77,487)             81,503

Net Increase (Decrease) in Net Assets            432,768              566,518

Net assets at December 31, 1997                2,306,427            2,035,424

Net assets at December 31, 1998               $2,739,195           $2,601,942

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999




Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund), Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:


(a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method.
See Notes 4 and 5 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the period ended June 30, 1999, were $76,821 after deductions for premium taxes of $0 . Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the period ended June 30, 1999, the total of all transfers was $38,511 . Contract surrender benefits amounted to $3,345,829 . Annuity benefits amounted to $196,043 . Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.


Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6.  Accumulation Unit Transactions



The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 1999, and units outstanding at June 30, 1999 were as follows:

                                              Putnam               Putnam
                                           Variable Trust      Variable Trust
                                               Money               Money
                                               Market              Market
                                             Qualified         Non-Qualified

Units outstanding at December 31, 1998         593,464             968,809

Units purchased and transfers in                   745                  25

Benefits, surrenders and transfers out         (56,264)            (12,526)

Units outstanding at June 30, 1999             537,945             956,308


* Includes shares owned by Investors Life



                                          Putnam Variable       Putnam Variable
                                         Trust Income Fund     Trust Income Fund
                                        (formerly US Gov't    (formerly US Gov't
                                         High Quality Bond)   High Quality Bond)
                                             Qualified           Non-Qualified

Units outstanding at December 31, 1998         772,236             1,781,007

Units purchased and transfers in                   173                    75

Benefits, surrenders and transfers out         (41,570)             (121,728)

Units outstanding at June 30, 1999             730,839             1,659,354


* Includes shares owned by Investors Life



                                           Putnam Variable       Putnam Variable
                                           Trust  Growth         Trust  Growth
                                             and Income           and Income
                                             Qualified*         Non-Qualified*

Units outstanding at December 31, 1998      2,497,011              1,557,788

Units purchased and transfers in                9,172                     43

Benefits, surrenders and transfers out       (223,250)               (92,203)

Units outstanding at June 30, 1999          2,282,933              1,465,628


* Includes shares owned by Investors Life

                                               Putnam              Putnam
                                           Variable Trust      Variable Trust
                                              Voyager              Voyager
                                            Qualified *        Non-Qualified *

Units outstanding at December 31, 1998         714,343             679,382

Units purchased and transfers in                 7,925                  48

Benefits, surrenders and transfers out         (39,011)             (6,945)

Units outstanding at June 30, 1999             683,257             672,485


* Includes shares owned by Investors Life

The accumulation units for seven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1999 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                              Accumulation        Aggregate
                                                 Units              Value

Putnam Variable Trust
Money Market, Qualified                         39,541              $89,810
Putnam Variable Trust
Money Market, Non-Qualified                    185,327             $417,941
Putnam Variable Trust
Growth and Income II, Qualified                118,461           $1,130,115
Putnam Variable Trust
Growth and Income II, Non-Qualified             79,492             $650,591
Putnam Variable Trust
Income Fund, Qualified                          76,215             $270,388
Putnam Variable Trust
Income Fund, Non-Qualified                     167,558             $587,432
Putnam Variable Trust Voyager, Qualified        29,281             $127,847




                                                       Monthly          Annuity
                                                    Annuity Units     Unit Value

Putnam Variable Trust Money Market, Qualified            774         $0.8062832
Putnam Variable Trust Money Market, Non-Qualified      4,707         $0.8067143
Putnam Variable Trust
Growth and Income II, Qualified                        4,883         $2.0908616
Putnam Variable Trust
Growth and Income II, Non-Qualified                    5,706         $2.2434376
Putnam Variable Trust Income Fund, Qualified           1,466         $1.3467681
Putnam Variable Trust Income Fund, Non-Qualified       4,707         $1.3440979
Putnam Variable Trust Voyager, Qualified                 462         $1.1925225